Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquisition Costs:
Acquisition costs, beginning	$ 6,467	$ 6,286
Additions	17	62
Recovery	(541)	(3)
Foreign currency translation adjustment	55	129
Write off	(37)	(7)
Acquisition costs, ending	5,961	6,467
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	9,610	7,951
Additions	1,368	1,128
Recoveries	(281)
Foreign currency translation adjustment	246	537
Write off	(1,090)
Deferred exploration expenditures, ending	9,859	9,610
Mineral property interests	15,820	16,083
British Columbia (Canada) | New Polaris
Acquisition Costs:
Acquisition costs, beginning	3,914	3,888
Additions	9	18
Recovery	0	0
Foreign currency translation adjustment	4	8
Write off	0	0
Acquisition costs, ending	3,927	3,914
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	6,338	5,778
Additions	183	133
Recoveries	0
Foreign currency translation adjustment	162	427
Write off	0
Deferred exploration expenditures, ending	6,683	6,338
Mineral property interests	10,610	10,252
British Columbia (Canada) | Windfall Hills
Acquisition Costs:
Acquisition costs, beginning	361	344
Additions	0	0
Recovery	0	0
Foreign currency translation adjustment	7	17
Write off	0	0
Acquisition costs, ending	368	361
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	670	630
Additions	361	8
Recoveries	0
Foreign currency translation adjustment	15	32
Write off	0
Deferred exploration expenditures, ending	1,046	670
Mineral property interests	1,414	1,031
British Columbia (Canada) | Princeton
Acquisition Costs:
Acquisition costs, beginning	20	0
Additions	8	20
Recovery	(28)	0
Foreign currency translation adjustment	0	0
Write off	0	0
Acquisition costs, ending	0	20
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	188	69
Additions	7	116
Recoveries	(200)
Foreign currency translation adjustment	5	3
Write off	0
Deferred exploration expenditures, ending	0	188
Mineral property interests	0	208
Nunavut | Hard Cash
Acquisition Costs:
Acquisition costs, beginning	31	9
Additions	0	21
Recovery	0	0
Foreign currency translation adjustment	1	1
Write off	(32)	0
Acquisition costs, ending	0	31
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	337	120
Additions	746	211
Recoveries	0
Foreign currency translation adjustment	7	6
Write off	(1,090)
Deferred exploration expenditures, ending	0	337
Mineral property interests	0	368
Nunavut | Nigel
Acquisition Costs:
Acquisition costs, beginning	5	2
Additions	0	3
Recovery	0	0
Foreign currency translation adjustment	0	0
Write off	(5)	0
Acquisition costs, ending	0	5
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	0	0
Additions	0	0
Recoveries	0
Foreign currency translation adjustment	0	0
Write off	0
Deferred exploration expenditures, ending	0	0
Mineral property interests	0	5
USA Fondaway Canyon
Acquisition Costs:
Acquisition costs, beginning	2,112	2,010
Additions	0	0
Recovery	(513)	0
Foreign currency translation adjustment	42	102
Write off	0	0
Acquisition costs, ending	1,641	2,112
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	1,580	1,353
Additions	38	159
Recoveries	(81)
Foreign currency translation adjustment	36	68
Write off	0
Deferred exploration expenditures, ending	1,573	1,580
Mineral property interests	3,214	3,692
USA Corral Canyon
Acquisition Costs:
Acquisition costs, beginning	24	23
Additions	0	0
Recovery	0	0
Foreign currency translation adjustment	1	1
Write off	0	0
Acquisition costs, ending	25	24
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	503	1
Additions	33	501
Recoveries	0
Foreign currency translation adjustment	21	1
Write off	0
Deferred exploration expenditures, ending	557	503
Mineral property interests	582	527
Other
Acquisition Costs:
Acquisition costs, beginning	0	10
Additions	0	0
Recovery	0	(3)
Foreign currency translation adjustment	0	0
Write off	0	(7)
Acquisition costs, ending	0	0
Deferred Exploration Expenditures:
Deferred exploration expenditures, beginning	0	0
Additions	0	0
Recoveries	0
Foreign currency translation adjustment	0	0
Write off	0
Deferred exploration expenditures, ending	0	0
Mineral property interests	$ 0	$ 0